Cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash and cash equivalents
27. Cash and cash equivalents
The following table provides a breakdown for cash and cash equivalents:

	At December 31,
(€ thousands)	2022	2021
Cash on hand	2,322	1,651
Bank balances	251,999	458,140
Total cash and cash equivalents	254,321	459,791
The Group may be subject to restrictions which limit its ability to use cash. In particular, cash held in China is subject to certain repatriation restrictions and may only be repatriated as dividends or capital distributions, or to repay debt or other liabilities. The Group does not believe that such transfer restrictions have any adverse impacts on its ability to meet liquidity requirements. Cash held in China at December 31, 2022 amounted to €24,257 thousand (€60,381 thousand at December 31, 2021). Certain restrictions over cash also exist in Argentina; however, such restrictions do not significantly impact the Group as cash held in Argentina amounted to €233 thousand at December 31, 2022 (€244 thousand at December 31, 2021).